Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Research and development expenses	£ (4,350)	£ (3,705)
Administrative expenses	(1,346)	(1,240)
Net foreign exchange losses	(979)	(2,548)
Operating loss	(6,675)	(7,493)
Finance income	318	190
Loss before tax	(6,357)	(7,303)
Income tax credit	1,000	909
Loss for the period	£ (5,357)	£ (6,394)
Basic and diluted loss per share	£ (0.17)	£ (0.20)